CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 14,097
Credit card receivables	964
Accounts receivable, net	647
Prepaid expenses and other current assets	1,554
Deferred tax assets	644
Due from related party	168
Total current assets	18,074
Property and equipment, net	3,844
Intangible assets, net	1,029
Goodwill	1,423
Deferred tax assets	58
Restricted cash	427
Total assets	24,855
Current liabilities:
Accounts payable	1,838
Accrued expenses	10,875
Contributor royalties payable	5,261
Deferred revenue	28,451
Other liabilities	85
Total current liabilities	46,510
Other non-current liabilities	2,548
Total liabilities	49,058
Commitments and contingencies (Note 7)
Redeemable preferred members' interest	33,725
Stockholders' equity/members' deficit
Common members' interest	5,699
Retained earnings/accumulated deficit	(63,627)
Total stockholders' equity	(57,928)
Total liabilities and stockholders' equity	24,855
Common members' interest
Stockholders' equity/members' deficit
Retained earnings/accumulated deficit	(63,627)
Total stockholders' equity	$ 5,699